Share Capital and Share Premium - Common Shares issued and fully paid (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Balance beginning of period	$ 82
Balance ending of period	$ 82	$ 82
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Balance beginning of period	20,582,301	20,582,301	3,040,123
Issued during the year for share-based compensation			12,178
Issuance of new common stocks			14,905,000
Issuance of common stock due to exercise of pre-funded warrants			2,625,000
Balance ending of period	20,582,301	20,582,301	20,582,301
Issued capital [member]
Disclosure of classes of share capital [line items]
Balance beginning of period	$ 82	$ 82	$ 12
Issuance of new common stocks			60
Issuance of common stock due to exercise of pre-funded warrants			10
Balance ending of period	$ 82	$ 82	$ 82